The Company and Nature of Operations (Changyou's Business) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 17, 2020
Organization and Nature of Operations [Line Items]
Revenues	$ 749,890	$ 673,803	$ 690,175
TLBB [Member]
Organization and Nature of Operations [Line Items]
Revenues	309,700
Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	88,300
Product Risk [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Revenues	309,700
Product Risk [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 88,300
Product Risk [Member] | Total revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	41.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	12.00%
Changyou [Member] | Sohu.com Limited [Member] | Changyou Merger [Member]
Organization and Nature of Operations [Line Items]
Voting power held by the Company				100.00%
Changyou [Member] | Ordinary Shares [Member] | Sohu.com Limited [Member] | Changyou Merger [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company				100.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	58.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	16.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	56.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	16.00%